Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Share-Based Compensation
SHARE-BASED COMPENSATION

As of December 31, 2012, there were two share-based compensation plans under which the Company has outstanding awards. The CBL & Associates Properties, Inc. 2012 Stock Incentive Plan ("the 2012 Plan") was approved by our shareholders in May 2012. The 2012 Plan permits the Company to issue stock options and common stock to selected officers, employees and non-employee directors of the Company up to a total of 10,400,000 shares. The CBL & Associates Properties, Inc. Second Amended and Restated Stock Incentive Plan ("the 1993 Plan"), which was approved by our shareholders in May 2003, will expire in May 2013 and no new grants will be issued. The Compensation Committee of the Board of Directors (the “Committee”) administers the plans.

The share-based compensation cost that was charged against income for the plan was $3,704, $1,687 and $2,201 for 2012, 2011 and 2010, respectively. Share-based compensation cost resulting from share-based awards is recorded at the Management Company, which is a taxable entity. The income tax effect resulting from share-based compensation of $1,815 in 2010 has been reflected as a financing cash flow in the consolidated statements of cash flows. There was no income tax benefit in 2011.   Share-based compensation cost capitalized as part of real estate assets was $128, $166 and $169 in 2012, 2011 and 2010, respectively.

Stock Options

Stock options issued under the plans allow for the purchase of common stock at the fair market value of the stock on the date of grant. Stock options granted to officers and employees vest and become exercisable in equal installments on each of the first five anniversaries of the date of grant and expire 10 years after the date of grant. Stock options granted to independent directors are fully vested upon grant; however, the independent directors may not sell, pledge or otherwise transfer their stock options during their board term or for one year thereafter. No stock options have been granted since 2002.

The Company’s stock option activity for the year ended December 31, 2012 is summarized as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2012	281,725	$18.27
Cancelled	(15,375)	$18.27
Exercised	(266,350)	$18.27
Outstanding at December 31, 2012	—	$—	0	$—
Vested and exercisable at December 31, 2012	—	$—	0	$—

The total intrinsic value of options exercised during 2012, 2011 and 2010 was $177, $509 and $346, respectively.

Stock Awards

Under the plans, common stock may be awarded either alone, in addition to, or in tandem with other stock awards granted under the plans. The Committee has the authority to determine eligible persons to whom common stock will be awarded, the number of shares to be awarded and the duration of the vesting period, as defined. Generally, an award of common stock vests either immediately at grant, in equal installments over a period of five years or in one installment at the end of periods up to five years. Stock awarded to independent directors is fully vested upon grant; however, the independent directors may not transfer such shares during their board term.  The Committee may also provide for the issuance of common stock under the plans on a deferred basis pursuant to deferred compensation arrangements. The fair value of common stock awarded under the plans is determined based on the market price of the Company’s common stock on the grant date and the related compensation expense is recognized over the vesting period on a straight-line basis.

A summary of the status of the Company’s stock awards as of December 31, 2012, and changes during the year ended December 31, 2012, is presented below:

	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2012	289,290	$16.09
Granted	295,465	$19.09
Vested	(228,415)	$18.48
Forfeited	(9,480)	$16.64
Nonvested at December 31, 2012	346,860	$17.06

The weighted average grant-date fair value of shares granted during 2012, 2011 and 2010 was $19.09, $17.48 and $10.34, respectively. The total fair value of shares vested during 2012, 2011 and 2010 was $4,573, $1,276 and $914, respectively.

As of December 31, 2012, there was $3,325 of total unrecognized compensation cost related to nonvested stock awards granted under the plans, which is expected to be recognized over a weighted average period of 3.5 years.  In February 2013, the Company granted 155,400 shares of restricted stock to its employees that will vest over the next five years.